Leases - Property leased or held for lease (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
[RealEstateGrossAtCarryingValue]	$ 262,564	$ 241,253	$ 225,630	$ 221,585
Less accumulated depreciation and depletion	110,681	104,942
[RealEstateInvestmentPropertyNet]	3,640	6,848
Property leased or held for lease
Construction aggregates property	35,087
Commercial property	224,922
[RealEstateGrossAtCarryingValue]	260,009
Less accumulated depreciation and depletion	58,332
[RealEstateInvestmentPropertyNet]	$ 201,677